Filed pursuant to Rule 497
 File No. 333-157217

Keating Capital, Inc.

Supplement dated September 22, 2010
to
Prospectus dated May 26, 2010

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of Keating Capital, Inc. dated May 26, 2010.

You should carefully consider the “Risk Factors” beginning on page 27 of the Prospectus before you decide to invest.

Suitability Standards

Effective September 22, 2010, we have included a special suitability standard for the residents of Michigan.  Specifically, each Michigan investor will be required to limit his investment in our common stock to a maximum of 10% of his liquid net worth.  Liquid net worth is that portion of your total net worth (assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

This supplement supplements and amends the section of the Prospectus entitled, “Prospectus Summary—Suitability Standards” on page 10, by replacing the last paragraph of that section with the following paragraph:

For additional information, including special suitability standards for residents of Alabama, Arizona, California, Iowa, Kansas, Kentucky, Massachusetts, Michigan, Nebraska, New Jersey, North Carolina, Ohio, Oklahoma, Oregon and Tennessee, see “Suitability Standards.”

This supplement further supplements and amends the section of the Prospectus entitled “Suitability Standards” on page 142, by adding a new paragraph following the paragraph captioned “Massachusetts” to read as follows:

Michigan – The Michigan Office of Financial and Insurance Regulation requires that each Michigan investor will limit his investment in our common stock to a maximum of 10% of his liquid net worth.

This supplement further supplements and amends the Prospectus by replacing “Appendix A—Subscription Agreement” on page A-1 with the Appendix A—Subscription Agreement which follows on the next four pages of this Supplement.

APPENDIX A - SUBSCRIPTION AGREEMENT

The undersigned hereby tenders this subscription agreement (“Subscription Agreement”) and applies for the purchase of the number of shares of common stock (the “Shares”) of Keating Capital, Inc., a Maryland corporation (sometimes referred to herein as the “Company”) set forth below.

1.INVESTMENT
Amount of Subscription $_________________________	☐ Initial Investment (minimum of $5,000)
- OR –
☐ Additional Investment in this Offering (minimum of $1,000)

☐   Shares are being purchased net of commissions (check this box only if purchase is pursuant to a wrap fee arrangement, by a registered representative on his/her own behalf, or by an affiliate of Keating Capital, Inc.)

2.TYPE OF OWNERSHIP (select only one)
☐ Individual (one signature required)	☐ Custodial Arrangement (investor and custodian signatures required)
☐ Joint Tenants with Right of Survivorship (all parties must sign)
☐ Community Property (all parties must sign)	☐IRA	☐Roth IRA	☐SEP	☐KEOGH
☐OTHER
☐ Tenants in Common (all parties must sign)
☐ Uniform Gift to Minors Act State of (custodian signature required)	Custodian Information (to be completed by custodian)
☐ Uniform Transfer to Minors Act State of (custodian signature required)	Custodian Name
☐ Qualified Pension or Profit Sharing Plan (include Plan Documents)	Mailing Address
☐ Trust (include Trust Agreement title and signature pages; authorized signature required)
☐ Corporation (include Corporate Resolution; authorized signature required)	Custodian Tax ID #
☐ Partnership (include Partnership Agreement; authorized signature required)	Investor’s Account #
☐ Other (specify and include title and signature pages of organizational document; authorized signature required)	Custodian Phone #

3. INVESTOR INFORMATION
All Investors
Investor Name (primary accountholder or entity name; complete name as Shares should be registered)
Social Security / Taxpayer Identification Number	Country of Citizenship / Domicile	Date of Birth / Formation
Complete Mailing Address
Complete Street Address (required if mailing address is a P.O. Box)
Daytime Phone Number	E-mail

Joint Investor / Minor (if applicable)
Joint Investor / Minor Name (complete name as Shares should be registered)
Social Security Number	Country of Citizenship	Date of Birth
Complete Mailing Address (if different from above)

3. INVESTOR INFORMATION (continued)

Trust Accounts (provide the following additional information)
Name(s) of Trustee(s}
Name(s) of Beneficial Owner(s}
Beneficial Owner(s) Street Address
Beneficial Owner(s) Social Security Number(s)	Beneficial Owner(s) Date of Birth	Beneficial Owner(s) Occupation

Corporations / Partnerships / Other Entities (provide the following additional information)
Name(s) and Title(s) of Officer(s), General Partner(s) or other Authorized Person(s}

4. INSTRUCTIONS FOR SHARE DELIVERY (select one)
☐ Hold my Shares in book-entry form at the transfer agent
☐ Deliver my Shares via physical certificate to the attention of my Broker provided in Section 9 for deposit to my account
☐ Deliver my Shares via physical certificate to my Custodian provided in Section 2
☐ Deliver my Shares via physical certificate to my address provided in Section 3

5. ACKNOWLEDGEMENT OF DIVIDEND REINVESTMENT PLAN
By signing this Subscription Agreement in Section 8 below, I acknowledge that I will be automatically enrolled in Keating Capital Inc.’s Dividend Reinvestment Plan, unless indicated otherwise below. This plan provides for reinvestment of my dividends and other distributions.

I agree to notify the Company and the broker-dealer named in this Subscription Agreement in writing if at any time I am unable to make any of the representations and warranties set forth in the prospectus, as supplemented, and this Subscription Agreement, including but not limited to the representations and warranties contained in Section 8 below.  This requirement will expire once my Shares are “covered securities” by virtue of them being listed on the Nasdaq Capital Market or a similar national securities exchange or otherwise.

☐ I wish to receive cash in lieu of reinvesting my dividends and distributions. I choose to have distributions mailed to me at the address listed in Section 3.
☐ I wish to receive cash in lieu of reinvesting my dividends and distributions.  I choose to have distributions deposited in a checking, savings or brokerage account.  (Please fill out and submit the Distribution Instructions Form.)

6. CONSENT TO ELECTRONIC DELIVERY OF DOCUMENTS

☐        By checking this box, I authorize Keating Capital, Inc., in lieu of sending me documents by mail, to make available on its website at www.keatingcapital.com its quarterly reports, annual reports, proxy statements, prospectus supplements or other reports required to be delivered to me, as well as any investment or marketing updates, and to notify me via e-mail when such reports or updates are available.
(if you elect this option you must provide an e-mail address in Section 3 above.)

7. TAX CERTIFICATIONS
U.S. Investors:  Substitute IRS Form W-9 Certification
I (we) declare that the information supplied in this Subscription Agreement is true and correct and may be relied upon by the Company in connection with my investment in the Company. Under penalties of perjury, each investor signing below certifies that (a) the number shown in the Investor Social Security Number / Taxpayer Identification Number field in Section 3 of this form is my correct taxpayer identification number; (b) I am not subject to backup withholding because (i) I am exempt from backup withholding, or (ii) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends or (iii) the IRS has notified me that I am no longer subject to backup withholding; and (c) I am a U.S. person (including a non-resident alien).  Note: You must cross out item (b) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.

Non-U.S. Investors:  Complete and Return IRS Form W-8BEN (or, W-8ECI, W-8EXP or W-8IMY)

Most non-U.S. investors will need to complete Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for U.S. Tax Withholding.  However, certain non-U.S. taxpayers (including those that are engaged in a U.S. trade or business, are foreign governments or are foreign intermediaries) will instead need to complete Form W-8ECI, Form W-8EXP or Form W-8IMY.  These forms, and their instructions, may be obtained from your financial adviser or from the IRS website at http://www.irs.gov.  The applicable completed form must be returned along with this Subscription Agreement.

8. INVESTOR REPRESENTATIONS AND SIGNATURES
Please carefully read and separately initial each of the representations below. In the case of joint investors, each investor must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf.
In order to induce the fund to accept this subscription, I (we) hereby represent and warrant that:		Investor	Joint Investor

All investors read and initial the following statements:

(a)
I (we) have received, at least five (5) business days prior to the signature date below, the prospectus of the Company dated May 26, 2010 relating to the Shares, including all supplements and amendments thereto, wherein the terms and conditions of the offering are described and agree to be bound by the terms and conditions therein.
		Initials	Initials

(b)	I am (we are) purchasing the Shares for my (our) own account.	Initials	Initials

(c)	I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares.	Initials	Initials

(d)
I (we) certify that I (we) have (i) a net worth (exclusive of home, home furnishings and automobiles) of $250,000 or more; or (ii) a net worth (exclusive of home, home furnishings and automobiles) of at least $70,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $70,000 annual gross income; or (iii) if an entity, that either the entity or all of the equity owners or beneficial owners of the entity meet the suitability requirements of parts (i) or (ii) of this Section 8(d); or (iv) if my (our) state of primary residence is listed below, that I (we) meet the higher suitability requirements imposed by my (our) state.
		Initials	Initials

Investors residing in the following states only, read and initial the statement applicable to your state:

(e)	If I am (we are) a resident of Alabama, I (we) certify that this investment, together with other similar investments, does not exceed 10% of my (our) liquid net worth.	Initials	Initials

(f)
If I am (we are) a resident of California, I (we) certify that I (we) have (i) a net worth (exclusive of home, home furnishings and automobiles) of $250,000 or more; or (ii) a net worth (exclusive of home, home furnishings and automobiles) of at least $75,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $100,000 annual gross income. I (we) also certify that this investment does not exceed 10% of my (our) liquid net worth.
		Initials	Initials

(g)
If I am (we are) a resident of Iowa, I (we) certify that I (we) have (i) a net worth (exclusive of home, home furnishings and automobiles) of $500,000 or more; or (ii) a net worth (exclusive of home, home furnishings and automobiles) of at least $250,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $100,000 annual gross income. I (we) also certify that this investment does not exceed 10% of my (our) liquid net worth.
		Initials	Initials

(h)
If I am (we are) a resident of Kansas, I (we) certify that I am (we are) aware that the Office of the Kansas Securities Commissioner recommends that this investment, together with other similar investments, does not exceed 10% of my (our) liquid net worth.
		Initials	Initials

(i)
If I am (we are) a resident of Kentucky, I (we) certify that I (we) (i) have a net worth, individually or jointly with my spouse, of $1,000,000 or more; or (ii) have individual income of at least $200,000, or joint income together with my spouse of at least $300,000, in each of the two most recent years and have a reasonable expectation of reaching the same income level this year; or (iii) if a trust, have total assets in excess of $5,000,000, was not formed for the purposes of acquiring the Shares, and this investment is directed by a sophisticated person; or (iv) if a corporation or partnership, have total assets in excess of $5,000,000 and was not formed for the purpose of acquiring the Shares; or (v) otherwise meet the definition of an “accredited investor” as defined in Rule 501(a) of Regulation D of the Securities Act of 1933, as amended.
		Initials	Initials

(j)
If I am (we are) a resident of Massachusetts, I (we) certify that I am (we are) aware that the Office of the Massachusetts Securities Division recommends that this investment, together with other similar investments, does not exceed 10% of my (our) liquid net worth.
		Initials	Initials

(k)	If I am (we are) a resident of Michigan, I (we) certify that this investment does not exceed 10% of my (our) liquid net worth.	Initials	Initials

(l)
If I am (we are) a resident of New Jersey, I (we) certify that I (we) have (i) a net worth (exclusive of home, home furnishings and automobiles) of $500,000 or more; or (ii) a net worth (exclusive of home, home furnishings and automobiles) of at least $250,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $100,000 annual gross income. I (we) also certify that this investment does not exceed 10% of my (our) liquid net worth.
		Initials	Initials

(m)
If I am (we are) a resident of North Carolina, I (we) certify that I (we) have (i) a net worth (exclusive of home, home furnishings and automobiles) of $300,000 or more; or (ii) a net worth (exclusive of home, home furnishings and automobiles) of at least $100,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $100,000 annual gross income.
		Initials	Initials

(n)	If I am (we are) a resident of Ohio, I (we) certify that this investment does not exceed 10% of my (our) liquid net worth.	Initials	Initials

(o)	If I am (we are) a resident of Oklahoma, I (we) certify that this investment does not exceed 10% of my (our) net worth (exclusive of home, home furnishings and automobiles).	Initials	Initials

(p)
If I am (we are) a resident of Oregon, I (we) certify that I (we) have (i) a net worth (exclusive of home, home furnishings and automobiles) of $300,000 or more; or (ii) a net worth (exclusive of home, home furnishings and automobiles) of at least $100,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $100,000 annual gross income.  I (we) also certify that this investment does not exceed 10% of my (our) liquid net worth.
		Initials	Initials

(q)	If I am (we are) a resident of Tennessee, I (we) certify that this investment does not exceed 10% of my (our) liquid net worth.	Initials	Initials

By signing below, you hereby agree that if this subscription is accepted, it will be held, together with the accompanying payment, on the terms described in the prospectus. You agree that subscriptions may be rejected in whole or in part by the Company in its sole and absolute discretion. You understand that you will receive a confirmation of your purchase, subject to acceptance by the Company, within 30 days from the date your subscription is received, and that the sale of Shares pursuant to this Subscription Agreement will not be effective until at least five business days after the date you have received a final prospectus. Residents of the States of Maine, Massachusetts, Minnesota, Missouri, Nebraska and Ohio who first received the prospectus only at the time of subscription may receive a refund of the subscription amount upon request to the Company within five business days of the date of subscription. By signing this subscription agreement, you are not waiving any rights under the federal or state securities laws.

By signing below, you also acknowledge that you have been advised that the assignability and transferability of the Shares is restricted and governed by the terms of the prospectus; there are risks associated with an investment in the Shares and you should rely only on the information contained in the prospectus and not on any other information or representations from other sources; and you should not invest in the Shares unless you have an adequate means of providing for your current needs and personal contingencies and have no need for liquidity in this investment.

The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to accept your subscription. Required information includes name, date of birth, permanent residential address and Social Security / Taxpayer Identification Number. We may also ask to see other identifying documents. If you do not provide the information, the Company may not be able to accept your subscription. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with your then current financial adviser. If we are unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if we believe we have identified potentially criminal activity, we reserve the right to take action as we deem appropriate which may include not accepting your subscription.  The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Investor Signatures
Printed Name of Investor or Authorized Person	Printed Name of Joint Investor or Authorized Person
Signature of Investor or Authorized Person	Signature of Joint Investor or Authorized Person
Date	Date

9. BROKER-DEALER SIGNATURE
The undersigned confirm on behalf of the Broker-Dealer that they (i) are registered in the state in which the sale of the Shares to the investor executing this Subscription Agreement has been made and that the offering of the Shares is registered for sale in such state; (ii) have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (iii) have discussed such investor’s prospective purchase of Shares with such investor; (iv) have advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares; (v) have delivered a current prospectus and related supplements, if any, to such investor; (vi) have reasonable grounds to believe that the investor is purchasing these Shares for his/her own account; and (vii) have reasonable grounds to believe that the purchase of Shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor’s suitability for a period of six years, that such investor meets the suitability standards applicable to such investor set forth in the prospectus and related supplements, if any, that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing Keating Capital, Inc. and the tax consequences of purchasing and owning Shares. The undersigned Registered Representative further represents and certifies that, in connection with this subscription for Shares, he/she has complied with and has followed all applicable policies and procedures under his/her firm’s existing Anti-Money Laundering Program and Customer Identification Program.

Broker-Dealer	Registered Representative Name
Broker-Dealer Mailing Address
Rep Number / Branch Number	Telephone Number	E-mail Address
Registered Representative Signature		Date
Principal Signature on behalf of Broker-Dealer (if required by Broker-Dealer)		Date

10. INVESTMENT INSTRUCTIONS
☐ Payment By Check – Deliver checks together with this Subscription Agreement, made payable to “UMB Bank, NA, as escrow agent for Keating Capital, Inc.”
☐ Payment By Wire Transfer – Initiate wire transfers at the time of delivery of this Subscription Agreement, made payable to UMB Bank, NA, Kansas City, MO, ABA Routing # 101000695, SWIFT: UMKCUS44, FAO: Keating Capital, Inc., Account # 9871879712, Ref: [Investor Name]

Forward completed and executed Subscription Agreements to your Broker-Dealer.  Broker-Dealers: countersign above and deliver to address below.  Broker-Dealers may contact Andrews Securities, LLC with questions, at (720) 489-4900 or keatingcapitalinfo@andrewssecurities.com.

Via Regular Mail: Keating Capital, Inc. c/o DST Systems, Inc. P.O. Box 219125 Kansas City, MO 64121-9125	Via Express/Overnight Delivery: Keating Capital, Inc. c/o DST Systems, Inc. 430 West 7th Street Kansas City, MO 64105